Goodwill - Summary of Changes in Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Balance at beginning of the year		¥ 1,803,415
Goodwill acquired during the year		16,511
Impairment loss	¥ 0	¥ (1,819,926)	¥ 0
Balance at ending of the year			¥ 1,803,415